REVENUE FROM PRODUCT SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	$ 5,673	$ 4,480	$ 4,388
By-product revenue	120	102	113
Revenue from product sales	5,793	4,582	4,501
Revenue, provisional price adjustments amount	7	1	0
Spot market sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	5,359	4,213	4,388
Concentrate sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold income	$ 314	$ 267	$ 0